Initial Public Offering - Additional Information (Detail) - USD ($)		4 Months Ended
	Jun. 09, 2020	Jun. 30, 2020	Jun. 09, 2020
Gross proceeds from initial public offering	$ 149,500,000	$ 149,500,000	$ 149,500,000
Offering costs	8,800,000		8,800,000
Deferred underwriting fees	$ 5,232,500	$ 5,232,500	$ 5,232,500
Initial Public Offering [Member]
Units issued (in shares)	1,950,000		1,950,000
Initial Public Offering [Member] | Public Shares [Member]
Units issued (in shares)	14,950,000		14,950,000
Unit price (in dollars per share)	$ 10.00		$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Exercise price of warrant (in dollars per share)	$ 11.50		$ 11.50
Number of securities called by each unit (in shares)	0.3		0.3
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Number of securities called by each unit (in shares)	1		1
Number of securities called by each warrant (in shares)	1		1
Over-Allotment Option [Member] | Public Shares [Member]
Units issued (in shares)	1,950,000		1,950,000
Unit price (in dollars per share)	$ 10.00		$ 10.00